Statutory Reserves and Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statutory Reserves and Restricted Net Assets [Abstract]
Required minimum percentage of appropriations	10.00%
Percentage of respective registered capital	50.00%
Appropriations to reserves
Amount of net assets of relevant entities not available for distribution	3,601,028	7,852,866
Statutory reserve fund	¥ 700,408	¥ 531,564